Subsequent Event (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 04, 2025	Jan. 09, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Cash dividend per share (in Dollars per share)			$ 0.24	$ 0.24	$ 0.26
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of acquired outstanding shares		100.00%
Total consideration		$ 1,880
Purchase price		$ 1,880
Subsequent Event [Member] | Acquisition of Aurenz GmbH [Member]
Subsequent Event [Line Items]
Closing Date		Jan. 09, 2025
Cash payment		$ 1,700
Cah payment holdback		$ 180
Forecast [Member]
Subsequent Event [Line Items]
Cash dividend	$ 4,500
Cash dividend per share (in Dollars per share)	$ 0.22